LEASES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [Roll Forward]
Balance, beginning of year	$ 3,792	$ 4,310
Lease payments	(4,883)	(1,265)
Lease liabilities assumed on acquisition	119,568	0
Additions	2,857	264
Terminations	(594)	0
Unrealized foreign exchange loss	71	204
Interest expense	1,904	279
Balance, end of year	$ 122,715	$ 3,792